RELATED PARTY TRANSACTIONS - Balance sheet (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Disclosure of transactions between related parties [line items]
Due from related parties and current contract assets	$ 211	$ 123
Financial instrument assets	173	125
Financial instrument liabilities	567	559
Current amounts due to related parties	682	587
Non-recourse borrowings due to related parties	10	18
Financial instrument liabilities	1,434	1,670
Corporate borrowings	2,651	2,299
Non-current liabilities, non-recourse borrowings	20,307	20,275
Other long-term liabilities	1,540	1,531
Preferred limited partners' equity	760	760
Parent
Disclosure of transactions between related parties [line items]
Current contract assets	57	54
Current amounts due from related parties	155	105
Financial instrument assets	197	395
Non-current contract assets	330	341
Non-current amounts due from related parties	0	0
Financial instrument liabilities	30	24
Current amounts due to related parties	236	166
Accrued distributions payable on LP units, BEPC exchangeable shares, Redeemable/Exchangeable partnership units and GP interest	42	38
Other long-term liabilities, contract liability	670	662
Parent | Subscription Facility
Disclosure of transactions between related parties [line items]
Non-current liabilities, non-recourse borrowings	923	1,750
Equity-accounted investments and other
Disclosure of transactions between related parties [line items]
Current amounts due from related parties	56	18
Non-current amounts due from related parties	135	128
Current amounts due to related parties	95	62
Non-recourse borrowings due to related party	1	1
Joint Ventures Where Entity Is Venturer and Parent
Disclosure of transactions between related parties [line items]
Other long-term liabilities	671	663
Brookfield Reinsurance and Associates
Disclosure of transactions between related parties [line items]
Financial instrument liabilities	15	3
Preferred limited partners' equity	12	12
Brookfield Reinsurance and Associates | Subscription Facility
Disclosure of transactions between related parties [line items]
Non-current liabilities, non-recourse borrowings	115	93
Brookfield Reinsurance
Disclosure of transactions between related parties [line items]
Financial instrument liabilities	10	3
Current amounts due to related parties	309	321
Corporate borrowings	$ 8	$ 7	$ 7